Intangible Assets (Details) - Other Intangible Assets and Related Accumulated Amortization - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net		$ 756		$ 756		$ 1,437	$ 640
Intangible asset impairment		520	$ 0	520	$ 0
Urgent And Primary Care [Member]
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization		(144)		(144)		(47)	0
Intangible assets, net		308		308		925	0
Intangible asset impairment	[1]			(520)	0
Urgent And Primary Care [Member] | Patient Relationships And Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		972		972		972	0
Ancillary Network [Member]
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization		(1,901)		(1,901)		(1,837)	(1,709)
Intangible assets, net		448	512	448	512		640
Ancillary Network [Member] | Ancillary Provider Network [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		1,921		1,921		1,921	1,921
Ancillary Network [Member] | Software Internally Developed [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		428		428		$ 428	428
Ancillary Network [Member] | Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		$ 2,349	$ 2,349	$ 2,349	$ 2,349		$ 2,349

[1]	At the time we purchased one of our urgent and primary care centers, we allocated $600,000 of the purchase price to a contract held by the acquired center that related to non-urgent care services. During the quarter ended June 30, 2015 we suspended our provision of services under that contract and have recorded a one-time impairment charge of $520,000 relating to the unamortized balance of that intangible asset.